Document and Entity Information Document	May 06, 2021
Document and Entity Information [Abstract]
Entity Central Index Key	0001037646
Title of 12(b) Security	Common Stock, $0.01 par value
Written Communications	false
Entity Address, Address Line One	1900 Polaris Parkway
Entity Incorporation, State or Country Code	DE
Document Period End Date	May 06, 2021
Document Type	8-K
Entity Registrant Name	Mettler-Toledo International Inc.
Entity File Number	001-13595
Entity Tax Identification Number	13-3668641
Entity Address, City or Town	Columbus,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43240
City Area Code	614
Local Phone Number	438-4511
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	MTD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false